CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2021	$ 14,225	$ 3,667	$ (4,834)	$ (1,568)	$ 10,125	$ (56)	$ 261	$ 10,297
Net income (loss)	255	70	70				5	180
Other comprehensive income (loss)	(27)	72		60	(1)	13	4	(103)
Capital contributions	196							196
Disposals (Note 3)	0		27		(27)
Dividends declared	(807)						(9)	(798)
Other	(14)	3	(1)	1	4	(1)		(17)
Change in period	(397)	145	96	61	(24)	12	0	(542)
Ending balance at Jun. 30, 2022	13,828	3,812	(4,738)	(1,507)	10,101	(44)	261	9,755
Beginning balance at Mar. 31, 2022	13,880	3,014	(5,808)	(1,250)	10,130	(58)	293	10,573
Net income (loss)	1,137	1,046	1,046				1	90
Other comprehensive income (loss)	(659)	(242)		(258)	1	15	(24)	(393)
Capital contributions	135							135
Disposals (Note 3)	0		27		(27)
Dividends declared	(642)						(9)	(633)
Other	(23)	(6)	(3)	1	(3)	(1)		(17)
Change in period	(52)	798	1,070	(257)	(29)	14	(32)	(818)
Ending balance at Jun. 30, 2022	13,828	3,812	(4,738)	(1,507)	10,101	(44)	261	9,755
Beginning balance at Dec. 31, 2022	16,824	5,873	(3,186)	(1,582)	10,615	26	271	10,680
Net income (loss)	(560)	(774)	(774)				3	211
Other comprehensive income (loss)	825	281		243		38	21	523
Capital contributions	103							103
Disposals (Note 3)	(388)		34		(34)			(388)
Dividends declared	(321)						(4)	(317)
Other	11	4	(4)	4	6	(2)	(2)	9
Change in period	(330)	(489)	(744)	247	(28)	36	18	141
Ending balance at Jun. 30, 2023	16,494	5,384	(3,930)	(1,335)	10,587	62	289	10,821
Beginning balance at Mar. 31, 2023	15,711	4,920	(4,220)	(1,509)	10,579	70	279	10,512
Net income (loss)	360	291	291				1	68
Other comprehensive income (loss)	561	173		170	8	(5)	16	372
Capital contributions	51							51
Dividends declared	(177)						(4)	(173)
Other	(12)	0	(1)	4	0	(3)	(3)	(9)
Change in period	783	464	290	174	8	(8)	10	309
Ending balance at Jun. 30, 2023	$ 16,494	$ 5,384	$ (3,930)	$ (1,335)	$ 10,587	$ 62	$ 289	$ 10,821